Filed with the Securities and Exchange Commission on March 2, 2001

                                      1933 Act Registration File No.   333-40128
                                                     1940 Act File No. 811-09997

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |X|

         Pre-Effective Amendment No.                                |_|
                                     ----------

         Post-Effective Amendment No.    3                          |X|
                                      -----------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|

         Amendment No.    5                                         |X|
                       ---------


                                BAIRD FUNDS, INC.
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                            777 East Wisconsin Avenue
                               Milwaukee, WI 53202
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 765-3500

                             Glen F. Hackmann, Esq.
                            777 East Wisconsin Avenue
                               Milwaukee, WI 53202
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                             Suzanne E. Riley, Esq.
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

                              Brett R. Meili, Esq.
                       Robert W. Baird & Co. Incorporated
                            777 East Wisconsin Avenue
                               Milwaukee, WI 53202


It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
------

         on ____________ pursuant to paragraph (b)
------

         60 days after filing pursuant to paragraph (a)(1)
------

  X      on May 1, 2001 pursuant to paragraph (a)(1)
----

         75 days after filing pursuant to paragraph (a)(2)
------

         on ______________ pursuant to paragraph (a)(2) of Rule 485.
------



Title of securities being registered: Baird Horizon Growth Fund and Baird MidCap Fund.





                                BAIRD FUNDS, INC.




                                   PROSPECTUS


                                   May 1, 2001


                            BAIRD HORIZON GROWTH FUND

                                BAIRD MIDCAP FUND



The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                TABLE OF CONTENTS


RISK/RETURN SUMMARY...........................................................3

   OVERVIEW...................................................................3
   INVESTMENT OBJECTIVES......................................................3
   PRINCIPAL INVESTMENT STRATEGIES............................................3
   PRINCIPAL RISKS............................................................6

MANAGEMENT OF THE FUNDS......................................................10

   THE ADVISOR...............................................................10
   THE INVESTMENT MANAGEMENT TEAM............................................10

FINANCIAL HIGHLIGHTS.........................................................12


YOUR ACCOUNT.................................................................12

   DISTRIBUTION OF SHARES....................................................12
   DESCRIPTION OF CLASSES....................................................12
   SHARE PRICE...............................................................12
   BUYING SHARES.............................................................13
   SELLING SHARES............................................................15
   EXCHANGING SHARES.........................................................16
   GENERAL TRANSACTION POLICIES..............................................17

DISTRIBUTIONS AND TAXES......................................................18

   DIVIDENDS AND DISTRIBUTIONS...............................................18
   TAXATION..................................................................18

FOR MORE INFORMATION..................................................BACK COVER




RISK/RETURN SUMMARY
-------------------------------------------------------------------------------

OVERVIEW

This prospectus describes the Baird Horizon Growth Fund and the Baird MidCap Fund (each a "Fund" and collectively the "Funds"), two investment portfolios offered by Baird Funds, Inc. (the "Company"). On the following pages, you will find important information about each Fund, including:

|X| A description of each Fund's investment  objective (sometimes referred to as its goal)
|X| Each Fund's principal investment strategies (the steps it takes to try to meet its goal)
|X| The principal risks associated with each Fund (factors
    that may prevent it from  meeting its goal)
|X| The fees and expenses you pay as an investor in each Fund

WHO MAY WANT TO INVEST IN THE FUNDS
These Funds may be appropriate for investors who:

|X| Wish to invest for the long-term
|X| Want to realize capital appreciation on investments in equity securities |X| Are looking for an equity component to complete their portfolio
|X| Are willing to assume the risk of investing in equity  securities
|X| Have  long-term  goals such as planning for retirement

These Funds are not appropriate for investors that have short-term financial goals.

Before investing in a Fund, you should carefully consider:

|X| Your own investment goals
|X| The amount of time you are willing to leave your money invested |X| The amount of risk you are willing to take

INVESTMENT OBJECTIVES

BAIRD HORIZON GROWTH FUND
The investment objective of the Horizon Growth Fund is to seek long-term growth of capital. Dividend income is a secondary consideration.

BAIRD MIDCAP FUND
The investment objective of the MidCap Fund is to seek long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

HORIZON GROWTH FUND
To achieve its investment objective, the Fund invests, under normal circumstances, at least 80% of its total assets in the equity securities of large-capitalization companies, principally common stocks, preferred stocks and securities convertible into common stocks of U.S. issuers, including foreign issuers that are directly traded in the United States. The Fund may also invest a combined total of up to 15% of its assets in American Depositary Receipts ("ADRs") and mid-capitalization companies. ADRs are generally issued by banks or trust companies and evidence ownership of the underlying foreign securities. The Fund defines large-capitalization companies as those companies with a market capitalization in excess of $5 billion at the time of investment. The Fund defines mid-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the Standard & Poor's MidCap 400 Index (the "S&P MidCap 400 Index") at the time of investment.

When analyzing equity securities to be purchased by the Fund, Robert W. Baird & Co. Incorporated (the "Advisor") emphasizes a company's growth prospects. The Advisor considers growth companies to be those that have projected earnings and projected dividend growth rates, when applicable, that exceed those of the Standard & Poor's 500 Stock Index (the "S&P 500 Index"). The Fund's investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund's expected return while controlling risk. The Fund seeks a portfolio comprised of companies with:

|X| Experienced management;
|X| Leadership positions in their markets;
|X| A strong balance sheet;
|X| A consistent  history of earnings  stability  and growth;
|X| Proprietary products, processes and/or services; and |X| Realistic growth strategies.

The Advisor applies the following strategies when purchasing securities for the Fund's portfolio:

|X| Intentionally  avoiding  short-term  trading  strategies and rapid shifts in industry positions.
|X| Setting sector limits of the greater of 30% of the Fund's total assets or double the weighting of the S&P 500 Index in any one sector. The
    Fund may invest more than this limit in companies involved in the production of non-durable consumer and health care products. Thus, the Fund may be heavily invested in a single sector. However, one sector, such as health care, may include numerous subsectors or industries, such as managed-care organizations and home health-care/sub-acute care. Industries in the sector of medical devices/hospital supplies may include research reagents/instrumentations, ophthalmology, and imaging.
    The Fund may be concentrated in one sector, while being diversified among several industries.
|X| Typically  holding the securities of less than 50 companies with exposure to approximately  20  industries.
|X| Investing at least 80% of the Fund's total assets in securities of companies that the Advisor believes are financially sound, are leaders in their respective industries, and have a historical record of consistent growth and stability of earnings and dividends.


MIDCAP FUND
To achieve its investment objective, the Fund invests, under normal circumstances, at least 80% of its total assets in the equity securities of mid-capitalization companies, principally common stocks, preferred stocks and securities convertible into common stocks of U.S. issuers, including foreign issuers that are directly traded in the United States. The Fund may also invest up to 15% of its assets in foreign securities, including ADRs, of mid-capitalization companies. The Fund defines mid-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index at the time of investment.

When analyzing equity securities to be purchased by the Fund, the Advisor emphasizes a company's growth prospects. The Advisor considers growth companies to be those that have projected earnings growth rates that exceed those of the S&P MidCap 400 Index. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return while controlling risk. The Fund seeks a portfolio comprised of companies with one or more of the following attributes:

|X| Experienced management;
|X| Leadership positions in their markets;
|X| A strong balance sheet;
|X| Proprietary products, processes and/or services; and |X| Realistic growth strategies.

The Advisor applies the following strategies when purchasing securities for the Fund's portfolio:

|X| Setting sector limits of the greater of 30% of the Fund's total assets or double the weighting of the S&P MidCap 400 Index in any one sector. Thus, the Fund may be heavily invested in a single sector. However, one sector, such as health care, may include numerous subsectors or industries, such as managed-care organizations and home health-care/sub-acute care. Industries in the sector of medical devices/hospital supplies may include research reagents/instrumentations, ophthalmology, and imaging. The Fund may be concentrated in one sector, while being diversified among several industries.
|X| Typically holding the securities of less than 100 companies.
|X| Seeking securities whose growth prospects, in the Advisor's opinion, are not reflected in their current  stock  prices.
|X| Limiting the size of any one new position. No security will represent more than 5% of the Fund's assets at the time of purchase.

For both Funds, the Advisor may sell a security due to fundamental deterioration. Fundamental deterioration occurs when a company is no longer able to achieve the results generally expected by the Investment Management Team due to a specific issue, such as a loss of a key customer or pricing pressure in the industry.

CASH OR SIMILAR INVESTMENTS
When the Advisor believes that market conditions are unfavorable for profitable investing, or when the Advisor is otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. For cash management purposes, each Fund may hold up to 20% of its total assets in cash or similar short-term, investment grade securities such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit. These investments represent the assets that remain after the Advisor has committed available assets to desirable investment opportunities.

TEMPORARY INVESTMENTS
For both the Horizon Growth and MidCap Funds, the Advisor may from time to time invest any amount in cash or similar short-term, investment grade securities as a temporary defensive position during adverse market, economic, political or other conditions to protect a Fund's assets or maintain liquidity. When a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES ARE:
Securities rated in the highest 4 categories by S&P, Moody's, Fitch Inc. or another nationally recognized statistical rating organization.
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in each of the Funds are:

STOCK MARKET RISKS
Equity security prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for a Fund's portfolio may decline in value more than the overall stock market. In general, the securities of mid-capitalization or small-capitalization businesses have exhibited somewhat more volatility than those of larger, more established businesses.

GROWTH-STYLE INVESTING
Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because each Fund focuses on growth-style stocks, a Fund's performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. In recent years, growth stocks have been characterized by high price-to-earnings ratios, which can be more volatile than stocks with lower price-to-earnings ratios.

MANAGEMENT RISKS
The  Advisor's   judgments  about  the   attractiveness,   value  and  potential
appreciation of particular companies' stocks may prove to be incorrect.

FOREIGN SECURITIES RISKS
The Horizon Growth Fund may invest up to 15% of its net assets in ADRs. The MidCap Fund may invest up to 15% of its net assets in foreign securities and ADRs. Foreign investments involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

MEDIUM SIZED COMPANIES
The MidCap Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies. Mid-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the MidCap Fund's portfolio. You should expect that the value of the MidCap Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

The Funds cannot guarantee that they will achieve their respective investment objectives. You should be aware that you may lose money by investing in the Funds.

PERFORMANCE INFORMATION - HORIZON GROWTH FUND
Because the Horizon Growth Fund has not been in operation for a full year, no performance information for the Horizon Growth Fund is included in this prospectus.

The following table sets forth composite performance data relating to the historical performance of actual, fee-paying, discretionary equity accounts (the "Equity Accounts") managed by Joel Vrabel, David Bowman, J. Bary Morgan and Robinson Bosworth III for the periods indicated. The Equity Accounts represent assets of $820.6 million as of December 31, 2000.

The Equity Accounts that comprise the composite have investment objectives, policies, strategies, and risks substantially similar to those of the Horizon Growth Fund. This information is provided to illustrate the past performance of Mr. Vrabel, Mr. Bowman, Mr. Morgan and Mr. Bosworth, in managing substantially similar accounts and does not represent the performance of the Horizon Growth Fund. PERFORMANCE OF THE EQUITY ACCOUNTS IS HISTORICAL AND DOES NOT REPRESENT THE FUTURE PERFORMANCE OF THE HORIZON GROWTH FUND OR OF THE ADVISOR.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. All returns are presented on a gross of fee basis. Gross of fee returns do not reflect the deduction of investment management fees, but include transaction costs. Custodial fees, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The composite's returns are calculated on a time-weighted basis. Leverage has not been used in the Equity Accounts. The Equity Accounts are not subject to the same type of expenses to which the Horizon Growth Fund is subject and are not subject to the diversification requirements, tax restrictions, and investment limitations imposed on the Horizon Growth Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Investment Management Team's composite could have been adversely affected if the Equity Accounts had been regulated under the federal securities and tax laws. The investment results of the Investment Management Team's composite presented below are unaudited and are not intended to predict or suggest the future returns of the Horizon Growth Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

------------------------ ------------------------------- -----------------------
     Time Period             Equity Accounts Composite     S&P 500 Index(1)
------------------------ ------------------------------- -----------------------
Average Total Returns
------------------------ ------------------------------- -----------------------
       1 year                           3.48%                 -9.12%
------------------------ ------------------------------- -----------------------
       3 years                         14.37%                 12.25%
------------------------ ------------------------------- -----------------------
       5 years                         20.75%                 18.32%
------------------------ ------------------------------- -----------------------
Since Inception (01/01/1996 through
12/31/2000) (2)                        20.75%                 18.32%
------------------------ ------------------------------- -----------------------

(1) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.
(2)  The Equity Composite began on January 1, 1996.


PERFORMANCE INFORMATION - MIDCAP FUND
Because the MidCap Fund has not been in operation for a full year, no performance information for the MidCap Fund is included in this prospectus.

The following table sets forth composite performance data relating to the historical performance of actual, fee-paying, discretionary equity accounts (the "Managed Accounts") managed by J. Bary Morgan and Charles F. Severson for the periods indicated. The Managed Accounts represent assets of $15.2 million as of December 31, 2000.

The Managed Accounts that comprise the composite have investment objectives, policies, strategies, and risks substantially similar to those of the MidCap Fund. This information is provided to illustrate the past performance of Mr. Morgan and Mr. Severson in managing substantially similar accounts and does not represent the performance of the MidCap Fund. PERFORMANCE OF THE MANAGED ACCOUNTS IS HISTORICAL AND DOES NOT REPRESENT THE FUTURE PERFORMANCE OF THE MIDCAP FUND OR OF THE ADVISOR.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. All returns are presented on a gross of fee basis. Gross of fee returns do not reflect the deduction of investment management fees, but include transaction costs. Custodial fees, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The composite's returns are calculated on a time-weighted basis. Leverage has not been used in the Managed Accounts. The Managed Accounts are not subject to the same type of expenses to which the MidCap Fund is subject and are not subject to the diversification requirements, tax restrictions, and investment limitations imposed on the MidCap Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite could have been adversely affected if the Managed Accounts had been regulated under the federal securities and tax laws. The investment results of the composite presented below are unaudited and are not intended to predict or suggest the future returns of the MidCap Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.


----------------------- ---------------------------- ---------------------------
      Time Period         Managed Accounts Composite   S&P MidCap 400 Index(1)
----------------------- ---------------------------- ---------------------------
Average Total Returns
----------------------- ---------------------------- ---------------------------
       1 year                     21.81%                     17.52%
----------------------- ---------------------------- ---------------------------
       3 years                    23.87%                     17.10%
----------------------- ---------------------------- ---------------------------
       5 years                    24.14%                     20.41%
----------------------- ---------------------------- ---------------------------
       Since Inception
       (06/30/1993 through
       12/31/2000) (2)             20.52%                     17.93%
----------------------- ---------------------------- ---------------------------

(1) The S&P MidCap 400 Stock Index is an unmanaged index generally representative of the U.S. medium capitalization stock market. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.
(2)  The Managed Composite began on June 30, 1993.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The shares of the Funds are 100% no load, so you pay no sales charges (loads) to buy or sell shares.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares or Institutional Class Shares of a Fund.



                                           Horizon     Horizon
                                           Growth      Growth         MidCap      MidCap
                                          Investor   Institutional   Investor  Institutional
                                           Class       Class          Class       Class
                                           Shares      Shares         Shares      Shares
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENT OF AVERAGE NET ASSETS)

Management Fees                            0.65%        0.65%          0.75%       0.75%
Distribution and Service (12b-1)1 Fees     0.25%        None           0.25%       None
Other Expenses2                            2.29%        2.29%          2.03%       2.03%
                                           -----        -----          -----       -----
Total Annual Fund Operating Expenses3      3.19%        2.94%          3.03%       2.78%
         Less Expense Reimbursement       -2.19%       -2.19%         -1.53%      -1.53%
                                          ------       ------         ------      ------
Net Annual Fund Operating Expenses         1.00%        0.75%          1.50%       1.25%



1 Because each Fund pays 12b-1 distribution fees for its Investor Class Shares, which are based upon the Fund's assets attributable to the Investor Class, if you own Investor Class Shares of a Fund for a long period of time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
2 "Other Expenses" are based on estimated amounts for the current fiscal year and include custodian, administration, transfer agency and other customary Fund expenses.
3 The Advisor has contractually agreed to limit the MidCap and Horizon Growth Funds' Total Annual Fund Operating Expenses to 1.50% and 1.00%, respectively, of average net assets for the Investor Class Shares and 1.25% and 0.75%, respectively, of average net assets for the Institutional Class Shares of the Funds, at least through December 31, 2002. The Advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Funds are not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

EXAMPLE
The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The example assumes that:
|X| You invest $10,000 in a Fund for the time periods indicated;
|X| You redeem all of your shares at the end of those  periods;
|X| Your  investment  has a 5% return each year;
|X| Your dividends and distributions have been reinvested; and |X| The Funds' operating expenses remain the same.


Please note that the one year numbers are based on the Funds' net expenses because the Advisor has agreed to waive the management fees and/or reimburse the Funds' expenses until December 31, 2002, as described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------- -------------
                                                    1 Year       3 Years
-------------------------------------------------------------- -------------
Horizon Growth Fund Investor Class Shares            $102          $560
-------------------------------------------------------------- -------------
Horizon Growth Fund Institutional Class Shares        $77          $483
-------------------------------------------------------------- -------------
MidCap Fund Investor Class Shares                    $153          $641
-------------------------------------------------------------- -------------
MidCap Fund Institutional Class Shares               $127          $564
-------------------------------------------------------------- -------------


MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE ADVISOR

Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company's Board of Directors, is responsible for the day-to-day management of the Funds in accordance with each Fund's respective investment objective and policies. This includes making investment decisions, and buying and selling securities.

The Advisor was founded in 1919, and is an indirect majority-owned subsidiary of the Northwestern Mutual Life Insurance Company. The Advisor has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of March 31, 2001 the Advisor had over $__ billion in assets under management.

THE INVESTMENT MANAGEMENT TEAM

The individuals listed below are members of the investment management team at the Advisor (the "Investment Management Team") that manage the Funds' investments. No member of the Investment Management Team is solely responsible for making recommendations for portfolio purchases and sales.

ROBINSON BOSWORTH III
Mr. Bosworth co-manages the Horizon Growth Fund. He is a Managing Director and Portfolio Manager of the Advisor. Mr. Bosworth has served as Chief Investment Officer of Baird Investment Management, a department of the Advisor, since its inception in 1971. Prior to joining the Advisor, he worked as a security analyst at Stein Roe & Farnham in Chicago and Standard & Poor's Corporation in New York, NY. He earned an M.B.A. from The Amos Tuck School of Business Administration at Dartmouth College and a B.A. degree in economics from Amherst College.

DAVID W. BOWMAN
Mr. Bowman co-manages the Horizon Growth Fund. He is a Senior Vice President and Portfolio Manager of the Advisor. Mr. Bowman joined Baird Investment Management in 1995. Prior to joining the Advisor, he spent 18 years at an independent, Milwaukee-area money management firm. As a Principal and Vice President there, Mr. Bowman had substantial research responsibilities in addition to portfolio management and systems duties. He holds a degree in Finance, Investments and Banking from the University of Wisconsin-Milwaukee, and received the Chartered Financial Analyst designation in 1981.

JOEL D. VRABEL
Mr. Vrabel co-manages the Horizon Growth Fund. He is a Senior Vice President and Portfolio Manager of the Advisor. Mr. Vrabel joined Baird Investment Management in January 1995. Prior to joining the Advisor, he spent ten years as a Principal and Vice President of a $3 billion west coast investment management organization, and with an independent, Wisconsin-based investment advisory firm. During the preceding 13 years, he served in the capacity of Chief Equity Investment Officer and Portfolio Manager at National Investment Services of America. He holds B.B.A. and M.B.A. degrees from the University of Wisconsin-Milwaukee, and received the Chartered Financial Analyst designation in 1977.

J. BARY MORGAN
Mr. Morgan co-manages the MidCap Fund and the Horizon Growth Fund. He is a Senior Vice President and Portfolio Manager of the Advisor. Mr. Morgan joined the Baird Investment Management department of the Advisor in 1992. He concentrated his undergraduate studies in finance and accounting, earning a B.S. degree in finance from Louisiana Tech University. Mr. Morgan attended the Indiana University Graduate School of Business and received an M.B.A. He received the Chartered Financial Analyst designation in 1995.

CHARLES F. SEVERSON
Mr. Severson co-manages the MidCap Fund. He is a Senior Vice President and Portfolio Manager of the Advisor. Mr. Severson joined the Advisor in 1987 as an Institutional Salesman. In 1991, Mr. Severson joined Baird Investment Management as a Portfolio Manager. He has a B.B.A. degree in Accounting and Finance and a M.S. degree in Finance from the University of Wisconsin-Madison. He received the Chartered Financial Analyst designation in 1990.


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

[INSERT FINANCIAL HIGHLIGHTS]


YOUR ACCOUNT
--------------------------------------------------------------------------------

DISTRIBUTION OF SHARES

DISTRIBUTOR
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor for shares of the Funds, and a member of the National Association of Securities Dealers, Inc.

RULE 12B-1 PLAN
The Funds have adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, Investor Class Shares pay the Advisor a fee of 0.25% of the average daily net asset value of Investor Class Shares. The Advisor uses this fee to finance activities that promote the sale of Investor Class Shares. Such activities include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The 12b-1 Plan has the effect of increasing the expenses of the Investor Class from what they would otherwise be.

DESCRIPTION OF CLASSES

The Funds offer two classes of shares: Investor Class and Institutional Class. The classes differ with respect to their minimum investments. In addition, Investor Class Shares impose a Rule 12b-1 fee which is assessed against the assets of a Fund attributable to that class.

The Advisor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors and broker/dealers as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class Shares. Financial institutions will receive fees from the Advisor based upon shares owned by their clients or customers. The Advisor will determine the schedule of such fees and the basis upon which such fees will be paid.

SHARE PRICE

Shares of each class in a Fund are sold at their net asset value ("NAV").

--------------------------------------------------------------------------------
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X| The name of the Fund
|X| The dollar amount of shares to be purchased
|X| Purchase application or investment stub
|X| Check payable to Baird Funds, or if paying by wire, when Federal Funds are received
--------------------------------------------------------------------------------


The NAV for each class of shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (currently 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after a Fund or its agents receives your request in good order. The NYSE is closed most national holidays and Good Friday. Please refer to the Funds' Statement of Additional Information ("SAI") for a complete list of the days that the NYSE is closed.

The NAV for a class of shares is determined by adding the value of each Fund's investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

Each Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the Advisor under the supervision of the Company's Board of Directors.

BUYING SHARES

MINIMUM INVESTMENTS
---------------------------- ----------------- ---------------------------------
                             INITIAL PURCHASE     SUBSEQUENT PURCHASES
---------------------------- ----------------- ---------------------------------
Investor Class Shares        $1,000 - IRAs              $250
                             $2,500 -all other          $250
                              accounts
---------------------------- ----------------- ---------------------------------
Institutional Class Shares   $100,000                   No minimum
---------------------------- ----------------- ---------------------------------

MINIMUM INVESTMENT WAIVERS - INSTITUTIONAL CLASS SHARES
The minimum initial investment amount for Institutional Class Shares is waived for all employees, directors and officers of the Advisor or the Fund and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers).

TIMING OF REQUESTS
Your price per share will be the NAV next computed after your request is received in good order by a Fund or its agents. All requests received in good order before 3:00 p.m. (Central time) will be executed at the NAV computed on that same day. Requests received after 3:00 p.m. will receive the next business day's NAV.

RECEIPT OF ORDERS
Shares may only be purchased on days the NYSE is open for business. The Funds may authorize one or more broker/dealers to accept on their behalf purchase and redemption orders that are in good order. In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund's behalf.

METHODS OF BUYING

--------------------------------- ---------------------------------------- ---------------------------------------
                                  To Open an Account                       To Add to an Account
--------------------------------- ---------------------------------------- ---------------------------------------
By Telephone                      You may not use telephone transactions   If you have completed the "Telephone
                                  for your initial purchase of a Fund's    Purchase Option" section of the
                                  shares.  If you have elected the         Account Application Form, call the
                                  "Telephone Exchange Option" on a Baird   Funds (toll-free) at 1-866-44BAIRD to
                                  Fund, you may call that Fund             place your order. You will then be
                                  (toll-free) at 1-866-44BAIRD to          able to move money from your bank
                                  request an exchange into another Baird   account to your Fund account upon
                                  Fund.  See "Exchanging Shares."          request.  Only bank accounts held at
                                                                           domestic institutions that are Automated
                                                                           Clearing House ("ACH") members may
                                                                           be used for telephone transactions.
                                                                           The minimum telephone purchase is $250.
By Mail                           Make your check payable to "Baird        Fill out the investment stub from an
                                  Funds."  Forward the check and your      account statement, or indicate the
                                  application to the address below.  No    Fund name and account number on your
                                  third party checks will be accepted.     check.  Make your check payable to
                                  If your check is returned for any        "Baird Funds." Forward the check and
                                  reason, a $25 fee will be assessed       stub to the address below.
                                  against your account.
By Federal Funds Wire             Forward your application to Baird        Notify the Funds of an incoming wire
                                  Funds at the address below.  Call        by calling (toll-free)
                                  (toll-free) 1-866-44BAIRD to obtain an   1-866-44BAIRD.  Use the following
                                  account number. Wire funds using the     instructions:
                                  instructions to the right.               Firstar Bank, N.A.
                                                                           Milwaukee, WI 53202
                                                                           ABA#: 042000013
                                                                           Credit:
                                                                           Firstar Mutual Fund Services, LLC
                                                                           Account #:112-952-137
                                                                           Further Credit:
                                                                           (name of Fund, share class)
                                                                           (name/title on the account)
                                                                           (account #)
                                                                           The Funds, Advisor and the Transfer
                                                                           Agent are not responsible for the
                                                                           consequences of delays resulting
                                                                           from the banking or Federal Reserve
                                                                           Wire system, or from incomplete wiring
                                                                           instructions.
Automatic Investment Plan         Open a Fund account with one of the      If you did not set up an Automatic
                                  other methods.  If by mail, be sure to   Investment Plan with your original
                                  include your checking account number     application, call the Funds
                                  on the appropriate section of your       (toll-free) at 1-866-44BAIRD.
                                  application and enclose a voided check   Additional investments (minimum of
                                  or deposit slip with your initial        $250) will be taken from your
                                  purchase application.                    checking account automatically
                                                                           monthly or quarterly.
Through Shareholder Service       To purchase shares for another           To purchase shares for another
Organizations                     investor, call the Funds (toll-free)     investor, call the Funds (toll-free)
                                  at 1-866-44BAIRD.                        at 1-866-44BAIRD.
By Exchange                       Call the Funds (toll-free) at            Call the Funds (toll-free) at
                                  1-866-44-BAIRD to obtain exchange        1-866-44BAIRD to obtain exchange
                                  information.  See "Exchanging Shares."   information.  See "Exchanging Shares."
--------------------------------- ---------------------------------------- ---------------------------------------

You should use the following addresses when sending documents by mail or by overnight delivery:



BY MAIL                                  BY OVERNIGHT DELIVERY
Baird Funds                              Baird Funds
c/o Firstar Mutual Fund Services, LLC    c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                             615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701          Milwaukee, Wisconsin 53202

NOTE: THE FUNDS DO NOT CONSIDER THE U.S. POSTAL SERVICE OR OTHER INDEPENDENT DELIVERY SERVICES TO BE THEIR AGENTS.

SELLING SHARES

METHODS OF SELLING
-------------------------------------- -----------------------------------------
                                       To Sell Some or All of Your Shares
-------------------------------------- -----------------------------------------
By Telephone                           Call the Funds (toll-free) at
                                       1-866-44BAIRD to place the order. (Note:
                                       For security reasons, requests by
                                       telephone will be recorded.)
By Mail                                Send a letter instructing the Funds to
                                       redeem the dollar amount or number
                                       of shares you wish.  The letter should
                                       contain the Fund's name, the account
                                       number and the number of shares or the
                                       dollar amount of shares to be redeemed.
                                       Be sure to have all shareholders sign the
                                       letter.  If your account is an IRA,
                                       signatures must be guaranteed.  For IRA
                                       accounts, requests submitted without an
                                       election regarding tax withholding will
                                       be subject to tax withholding.
By Federal Funds Wire                  Call the Funds (toll-free) at
                                       1-866-44BAIRD  to request the amount of
                                       money you want.  Be sure to have all
                                       necessary  information from your bank.
                                       Your  bank  may  charge  a fee  to
                                       receive wired funds.
Systematic Withdrawal Plan             The Funds offer shareholders a Systematic
                                       Withdrawal Plan.  Call the Funds
                                       (toll-free)  at 1-866-44BAIRD to arrange
                                       for  regular monthly or quarterly fixed
                                       withdrawal payments.  The minimum
                                       payment you may receive is $50 per
                                       period. Note that this plan may deplete
                                       your investment and affect your income or
                                       yield.
Shareholder Service Organization       Consult your account agreement for
                                       information on redeeming shares.
By Exchange                            Call the Funds  (toll-free)  at
                                       1-866-44BAIRD    to    obtain    exchange
                                       information.  See "Exchanging Shares" for
                                       further information.
-------------------------------------- -----------------------------------------

--------------------------------------------------------------------------------
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X| The name of the Fund
|X| The number of shares or the dollar amount of shares to be redeemed
|X| Signatures of all registered shareholders exactly as the shares are registered
|X| The account number
--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS
You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. You may receive the proceeds in one of three ways:

1) We can mail a check to your account's address. You will generally receive the proceeds within seven days after the Fund or its agents receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.
2) We can transmit the proceeds by Electronic Funds Transfer ("EFT") to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.
3) For a $12 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 10 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

SIGNATURE GUARANTEES
A signature guarantee of each owner is required to redeem shares in the following situations:

|X| If you change ownership on your account
|X| When you want the redemption  proceeds sent to a different address than that registered  on the account
|X| If the proceeds are to be made payable to someone other than the account's owner(s)
|X| Any redemption transmitted by federal wire transfer  to a bank  other  than your bank of record
|X| If a change of address request has been received by the Transfer  Agent within the last 15 days
|X| For all redemptions of $50,000 or more from any shareholder account

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission ("SEC"). Notaries cannot provide signature guarantees.

CORPORATE, TRUST AND OTHER ACCOUNTS
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.

TRANSFER OF OWNERSHIP
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-866-44BAIRD before making your request to determine what additional documents are required.

EXCHANGING SHARES

You may exchange all or a portion of your investment from the same class of one Baird Fund to another. You may also exchange between classes of a Fund or other Baird Funds if you meet the minimum investment requirements for the class you would like to exchange into. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

In addition to your ability to exchange all or a portion of your investment between any of the Baird Funds, you may also exchange Fund shares for shares of the Firstar Institutional Money Market Fund by sending a written exchange request to the Funds or, if you have established telephone exchange privileges, by calling (toll-free) 1-866-44BAIRD. Shares of the Firstar Institutional Money Market Fund are not offered by this prospectus. Please read that prospectus before making an exchange into the Firstar Institutional Money Market Fund. This exchange privilege is offered as a convenience to the Funds' shareholders. Please note that when exchanging from a Fund to the Firstar Institutional Money Market Fund, you will begin accruing income from the Firstar Institutional Money Market Fund the day following the exchange. When exchanging less than all of the balance from the Firstar Institutional Money Market Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the Firstar Institutional Money Market Fund through the date of exchange. When exchanging your entire balance from the Firstar Institutional Money Market Fund, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the Firstar Institutional Money Market Fund at the end of the month.

An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

Call the Funds (toll-free) at 1-866-44BAIRD to learn more about exchanges and other Baird Funds.

MORE INFORMATION ABOUT THE EXCHANGE PRIVILEGE
The Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt a Fund's performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively (more than six times each year). The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

GENERAL TRANSACTION POLICIES

The Funds reserve the right to:

|X| Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Reject any purchase or exchange request for any reason. Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Redeem all shares in your account if your balance falls below a Fund's minimum for the applicable class of shares. If, within 60 days of a Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

|X| Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

|X| Modify or terminate the exchange privilege after 60 days written notice to shareholders.

|X| Make a "redemption in kind" (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets. In such cases, you may incur brokerage costs in converting these securities to cash.

|X| Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under Buying Shares.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each Fund pays its shareholders dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized.

Dividends are declared and paid annually. Capital gains, if any, are generally distributed once a year.

Dividends on each share class of the Funds are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor Class Shares have distribution fees, the dividends paid to Investor Class shareholders will be lower than those paid to Institutional Class shareholders.

All of your dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund. In such cases, dividends and distributions will be paid in cash.

TAXATION

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account regardless of whether they are received in cash or reinvested in Fund shares). Dividends paid by a Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the Fund's shareholders as ordinary income. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

Distributions by a Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to shareholders at the applicable long-term capital gains rate, regardless of how long a shareholder has held shares of the Fund.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by a shareholder.

A dividend or capital gains distribution declared by a Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by each Fund for the preceding year. Distributions by the Funds generally will be subject to state and local taxes. Please note that dividends and distributions are taxable even if reinvested.

Additional tax information may be found in the SAI. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.


FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can find more information about the Funds in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
After the Funds have been operating for the appropriate time, annual and semi-annual reports will be made available. The Funds' annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Funds' performance during the Funds' last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-866-44BAIRD or by writing to:

Baird Funds
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
publicinfo@sec.gov
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



                                                     1940 Act File No. 811-09997









                                BAIRD FUNDS, INC.
                       STATEMENT OF ADDITIONAL INFORMATION



                            Baird Horizon Growth Fund
                                Baird MidCap Fund



                                   May 1, 2001






         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus (the "Prospectus") dated May 1, 2001 of the Baird Horizon Growth Fund and the Baird MidCap Fund (individually a "Fund" and collectively referred to as the "Funds"). Each Fund is a series of the Baird Funds, Inc. (the "Company"). This SAI contains additional information about principal strategies and risks already described in the Prospectus (and no information about new principal strategies or risks), as well as descriptions of non-principal strategies not described in the Prospectus. Copies of the Prospectus for the Funds may be obtained by writing the Funds at 615 East Michigan Street, P.O. Box 701, Milwaukee, WI 53201-0701 or by calling (toll-free) 1-866-44BAIRD. You should read this SAI together with the Prospectus and retain it for further reference.



                                TABLE OF CONTENTS
                                                                           Page

BAIRD FUNDS, INC.............................................................3
INVESTMENT STRATEGIES AND RISKS..............................................3
NET ASSET VALUE..............................................................16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................16
DESCRIPTION OF SHARES........................................................19
ADDITIONAL INFORMATION CONCERNING TAXES......................................20
MANAGEMENT OF THE COMPANY....................................................20
PRINCIPAL SHAREHOLDERS.......................................................23
PORTFOLIO TRANSACTIONS.......................................................23
INVESTMENT ADVISORY AND OTHER SERVICES.......................................25
DISTRIBUTOR..................................................................27
DISTRIBUTION PLAN............................................................27
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS.............................29
COUNSEL......................................................................29
PERFORMANCE CALCULATIONS.....................................................29
PERFORMANCE HISTORY..........................................................31
APPENDIX A...................................................................A-1


                                BAIRD FUNDS, INC.

         The Company is an open-end, diversified, management investment company. Each Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000. The Company is authorized to issue shares of common stock in series and classes. Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class. The Company also offers other funds that are described in separate Statements of Additional Information.



                         INVESTMENT STRATEGIES AND RISKS

GENERAL INFORMATION REGARDING THE FUNDS

         Robert W. Baird & Co. Incorporated (the "Advisor") may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). The Advisor may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. Equity securities in a Fund's portfolio will generally be sold when the Advisor believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

         RATINGS. The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.


         The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

         Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Advisor will consider such an event in determining whether a Fund should continue to hold the security. For a more detailed description of ratings, see Appendix A.

         SECURITIES LENDING. Each Fund may lend its portfolio securities to unaffiliated domestic broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned in order to increase return on portfolio securities. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under "Money Market Instruments," or any combination thereof. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. When a Fund lends securities, the Fund continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

         MONEY MARKET INSTRUMENTS. Each Fund may invest from time to time in "money market instruments," a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less. These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although each Fund will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of that Fund's total assets at the time of purchase. Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

         Investments by each Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's, Moody's or similar rating by another nationally recognized statistical rating organization. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by either Fund as previously described.

         Each Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. A Fund invests in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

         REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). During the term of the repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

         The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds' custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depositary. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the "1940 Act").

         INVESTMENT COMPANIES. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of each Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of each Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by each Fund.

         The Funds may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by each Fund within the limits prescribed by the 1940 Act. As a shareholder of another investment company, each Fund would bear, along with other shareholders, a pro-rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund's shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. Each Fund may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.

         BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money to the extent allowed (as described below) to meet shareholder redemptions from banks or through reverse repurchase agreements. These strategies involve leveraging. If the securities held by a Fund should decline in value while borrowings are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value suffered by the Fund's securities. As a result, the Fund's net asset values may be subject to greater fluctuation until the borrowing is paid off.

         Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), the Fund will place in a segregated custodial account U.S. government securities or other liquid securities  having  a value  equal  to or  greater  than  the  repurchase  price
(including accrued interest), and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase and that the securities may not be returned to the Fund.

         PREFERRED STOCKS. Each Fund may invest in preferred stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default. Each Fund will limit investments in preferred stock to no more than 5% of the Fund's net assets.

         WHEN-ISSUED PURCHASES, DELAYED DELIVERY AND FORWARD COMMITMENTS. Each Fund may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When a Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when portfolio securities are set aside to cover such purchase commitments than when cash is set aside. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

         Each Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, each Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize capital gains or losses.

         When a Fund engages in when-issued, delayed delivery and forward commitment transactions, the Fund relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of each Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities the Fund committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund's net asset value as long as the commitment remains in effect.

         OPTIONS TRADING. Each Fund may purchase put and call options. Option purchases by a Fund will not exceed 5% of the Fund's net assets. Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. This is a highly specialized activity which entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         Each Fund will engage in unlisted over-the-counter options only with broker/dealers deemed creditworthy by the Advisor. Closing transactions in certain options are usually effected directly with the same broker/dealer that effected the original option transaction. The Funds bear the risk that the broker/dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

         A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

         Each Fund may purchase put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Funds limit the risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Funds in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A call option may also be purchased to increase a Fund's return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a "closing sale transaction" (a sale by a Fund, prior to the exercise of the option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. In addition, the Funds may sell covered call options listed on a national securities exchange. Such options may relate to particular securities or to various indices. A call option on a security is covered if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. A call option on an index is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. The aggregate value of a Fund's assets subject to covered options written by the Fund will not exceed 5% of the value of its net assets.

         A Fund's obligations under a covered call option written by it may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period. A Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

         By writing a covered call option on a security, a Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by a Fund during the period the option was outstanding. The use of covered call options will not be a primary investment technique of the Funds. When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities. The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period. If a covered call option on a security is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

         As noted previously, there are several risks associated with transactions in options on securities and indices. These risks include (i) an imperfect correlation between the change in market value of the securities a Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         FUTURES CONTRACTS AND RELATED OPTIONS. The Advisor may determine that it would be in the best interest of a Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by the Fund, or of securities which it intends to purchase to maintain liquidity, to have fuller exposure to price movements in the respective equity index or to reduce transaction costs. For example, a Fund may enter into transactions involving a bond or stock index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.


         A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 Index or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"). Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.


         Each fund may sell index futures contracts. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds may purchase index futures contracts. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, each Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

         Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund, and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of a Fund to close open futures positions, which could have an adverse impact on the Fund's ability to hedge.

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the Funds' ability to effectively hedge.

         Successful use of futures by the Funds is also subject to the Advisor's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

         Unlike when the Funds purchase or sell a security, no price is paid or received by the Funds upon the purchase or sale of a futures contract. Initially, in accordance with the terms of the exchange on which such futures contract is traded, a Fund may be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.


         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.


         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


         Each Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the CFTC. In addition, a Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with a futures transaction, unless the transaction is covered in accordance with the Securities and Exchange Commission (the "SEC") positions, each Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid securities equal to the entire amount at risk (less margin deposits) on a continuous basis. The Company intends to comply with the regulations of the CFTC exempting the Funds from registration as a "commodity pool operator".

           Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

         The Funds intend to limit transactions in futures contracts and related options so that not more than 5% of each Fund's respective net assets are at risk.


         FOREIGN SECURITIES AND AMERICAN DEPOSITARY RECEIPTS ("ADRS"). The MidCap Fund may invest in foreign securities and sponsored ADRs. The Horizon Growth Fund may only invest in sponsored ADRs. ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in foreign securities and ADRs also involve certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

         While "sponsored" and "unsponsored" ADR programs are similar, there are differences regarding ADR holders' rights and obligations and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distribution, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to ADR holders in respect of the underlying securities.

         Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs are established jointly by a depositary and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the ADR holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the ADR (such as dividend payment fees of the depositary), although ADR holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored ADRs agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer's request.

         Investments in foreign securities, whether made directly or through ADRs, involve certain inherent risks and considerations not typically associated with investing in U.S. companies, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments that could affect investment within those countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Changes in foreign exchange rates will also affect the value of securities denominated or quoted in currencies other than the U.S. dollar. In this regard, the Funds do not intend to hedge against foreign currency risk (except on unsettled trades). Changes in currency exchange rates will affect the value of unhedged positions and will impact a Fund's net asset value (positively or negatively) irrespective of the performance of the portfolio securities held by the Fund. A Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies. Because of these and other factors, securities of foreign companies acquired by the Funds may be subject to greater fluctuation in price than securities of domestic companies.

FUNDAMENTAL INVESTMENT LIMITATIONS


         Each Fund is subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares. A majority of the outstanding shares of a Fund means the lesser of (1) 67% of the shares of common stock of a Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

         Each Fund:

         1. May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         2. May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund's total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund's total assets. The Fund may also borrow money from other persons to the extent permitted by applicable laws.


         3. May not issue senior securities, except as permitted under the 1940 Act.

         4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

         5. May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, future contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

         6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

         7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

         8. May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).


         Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.


NON-FUNDAMENTAL INVESTMENT LIMITATIONS


         The following are the Funds' non-fundamental operating policies which may be changed by the Board of Directors (the "Board") without shareholder approval.

         Each Fund may not:

         1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

         2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

         3. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

         4. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act (the "CEA") and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the CEA), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

         5. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

         6. Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

         Each Fund's non-fundamental investment policies listed above may be changed with the approval of the Company's Board. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.


                                 NET ASSET VALUE


         Shares of the Funds are sold on a continual basis at the net asset value next computed following receipt of an order in proper form by a dealer, the Funds' distributor, Robert W. Baird & Co. Incorporated, (the "Distributor") or Firstar Mutual Fund Services, LLC (the "Transfer Agent").

         The net asset value per share of each Fund is calculated separately for the Investor Class Shares and Institutional Class Shares by adding the value of all portfolio securities and other assets per class (including interest or dividend accrued, but not yet collected) subtracting the liabilities, and dividing the result by the number of outstanding shares of that class. The result, rounded to the nearest cent, is the net asset value per share.

         When determining net asset value, expenses are accrued and applied daily. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day, and securities not listed on a national securities exchange or Nasdaq, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of the Company or its delegate. The Board may approve the use of pricing services to assist the Funds in the determination of net asset value. All money market instruments held by a Fund will be valued on an amortized cost basis. The calculation of the net asset value of a Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and 3:00 p.m. Central time, and at other times, may not be reflected in the calculation of net asset value of the Funds. The New York Stock Exchange (the "Exchange") is currently closed on the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Shareholder organizations or institutions may be paid by the Funds for advertising, distribution or shareholder services. Depending on the terms of the particular account, shareholder organizations or institutions also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Shareholder organizations or institutions are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

         Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

         The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each Fund of the Company is obligated to redeem shares solely in cash up to $250,000 or 1% of the net asset value of the class of shares of the fund being redeemed, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in assets other than cash.

         In addition to the situations described in the Funds' Prospectus under "General Transaction Policies," each Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

         EXCHANGE PRIVILEGE. By use of the exchange privilege, shareholders authorize the Transfer Agent to act on exchange instructions received in writing, by telephone, or through the Funds' website from any person representing himself to be the shareholder, or, in some cases, the shareholder's registered representative or account representative of record, and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders.

         Shares in a Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will be purchased at the net asset value per share next determined after acceptance of the request by the Fund's Transfer Agent in accordance with the policies for accepting investments. Exchanges of shares will be available only in states where they may legally be made.

RETIREMENT PLANS: INVESTOR CLASS SHARES OF THE FUND


         INDIVIDUAL RETIREMENT ACCOUNTS. The Company has available a plan (the "Traditional IRA") for use by individuals with earned income who wish to use shares of a Fund as a funding medium for individual retirement saving. However, except for rollover contributions, an individual who has attained, or will attain, age 70 1/2 before the end of the taxable year may only contribute to a Traditional IRA for his or her nonworking spouse under age 70 1/2.

         The Company also has available a Roth Individual Retirement Account (the "Roth IRA") for retirement saving for use by individuals with earned income. A single individual with adjusted gross income of up to $110,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $160,000), and contributions may be made even after the Roth IRA owner has attained age 70 1/2, as long as the account owner has earned income.

         The Company permits certain employers (including self-employed individuals) to make contributions to employees' Traditional IRAs if the employer establishes a Simplified Employee Pension ("SEP") plan and/or a Salary Reduction SEP ("SARSEP"). Although SARSEPs may not be established after 1996, employers may continue to make contributions to SARSEPs established before January 1, 1997, under the pre-1997 federal tax law.

         SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES OF SMALL EMPLOYERS. The Company also has available a simplified tax-favored retirement plan for employees of small employers (a "SIMPLE IRA Plan"). If an employer establishes a SIMPLE IRA Plan, contributions under the Plan are made to eligible employees' SIMPLE Individual Retirement Accounts ("SIMPLE IRAs"). Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee's SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee's salary reduction contributions, up to a limit of 3% of the employee's compensation. Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee's compensation.

         In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and capital gains will be automatically reinvested.

         The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Funds. Any person who wishes to establish a retirement plan account may do so by contacting the Funds (toll-free) at 1-866-44BAIRD. The complete Plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

ADDITIONAL INFORMATION REGARDING SHAREHOLDER SERVICES

         The Investor Class and Institutional Class Shares of the Funds offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of the Funds on a regular, monthly basis ($250 minimum per transaction). Under the Automatic Investment Plan, a shareholder's designated bank or other financial institution debits a preauthorized amount on the shareholder's account each month or quarter and applies the amount to the purchase of Fund shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by the Funds for participation in the Automatic Investment Plan. A $25 fee will be imposed by the transfer agent if sufficient funds are not available in the shareholder's account or the shareholder's account has been closed at the time of the automatic transaction.

         The Automatic Investment Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price. An investor may want to consider his financial ability to continue purchases through periods of low price levels.

         The Funds offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current net asset value at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

SPECIAL PROCEDURES FOR IN-KIND PAYMENTS

         Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment, contact the Funds (toll-free) at 1-866-44BAIRD. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.


                              DESCRIPTION OF SHARES

         The Company's Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into seven series (each, a "series" or "fund"). Each series is divided into two classes designated as Investor Class Shares and Institutional Class Shares (each, a "Class") and consists of the number of shares set forth next to its Fund name in the table below:





CLASS OF                      FUND IN WHICH STOCK         NUMBER OF AUTHORIZED
COMMON STOCK                  REPRESENTS INTEREST         SHARES IN EACH SERIES

Investor Class                Horizon Growth Fund         Indefinite
Institutional Class                                       Indefinite
Investor Class                MidCap Fund                 Indefinite
Institutional Class                                       Indefinite

         The Board has also authorized the issuance of five additional series of common stock representing interests in five other separate investment portfolios which are described in a separate Statement of Additional Information. The Board may classify or reclassify any particular class of shares into one or more additional series or classes. Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in dividends and capital gains distribution by the respective class of shares and in the residual assets of the respective class in the event of liquidation. However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the Rule 12b-1 Plan.


                     ADDITIONAL INFORMATION CONCERNING TAXES

         The Funds intend to qualify as regulated investment companies under Subchapter M of the Code, and to distribute out the income to shareholders each year, so that the Funds generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.


                            MANAGEMENT OF THE COMPANY

         Under the laws of the State of Wisconsin, the business and affairs of the Funds are managed under the direction of the Board of the Company. The Board is responsible for acting on behalf of the shareholders.

         The Company does not normally hold shareholders' meetings except when required by the 1940 Act or other applicable law. The Board will call a shareholders' meeting for the purpose of voting on the question of removal of a Director when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Company that are entitled to vote.

DIRECTORS AND OFFICERS

         Directors and officers of the Company, together with information as to their principal business occupations during the last five years, and other information are shown below. Each Director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and Director holds the same positions with the Company and the Funds. The Company, in the aggregate, pays each Director who is not a director, officer, or employee of the Advisor, or any affiliated company (a "disinterested director") an annual fee of $10,000 plus $1,000 per Board meeting. In addition, each disinterested director is reimbursed by the Baird Funds for travel and other expenses incurred in connection with attendance at such meetings. Officers and directors of the Funds who are deemed "interested persons" of the Company or the Funds, as defined in the 1940 Act, receive no compensation or expense reimbursement from the Funds. Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses.


------------------------------------- ----------------------- -------------------------------------------------------
                                      Position(s) held with   Principal Occupations During Past 5 Years and Other
Name, Address & Age                   the Company             Affiliations
------------------------------------- ----------------------- -------------------------------------------------------
G. Frederick Kasten, Jr.*             Director and Chairman   Chairman, the Advisor since January 2000; Chairman &
777 East Wisconsin Avenue                                     CEO, the Advisor (January 1998-January 2000);
Milwaukee, WI  53202                                          President, Chairman and CEO, the Advisor (June
(DOB 2/14/39)                                                 1983-January 1998)

John W. Feldt                         Director                Senior Vice President-Finance, University of
University of Wisconsin Foundation                            Wisconsin Foundation since 1985; Vice
1848 University Avenue                                        President-Finance, University of Wisconsin Foundation
Madison, WI  53705                                            (1980-1985); Associate Director, University of
(DOB 5/2/42)                                                  Wisconsin Foundation (1967-1980)

George C. Kaiser                      Director                CEO, George Kaiser & Co., a business consulting
759 N. Milwaukee Street                                       company, since 1988; Chairman and CEO, Hanger Tight
Milwaukee, WI  53202                                          Company, a manufacturing company (1988-1999);
(DOB 1/20/33)                                                 Chairman and CEO, Interstore Transfer Systems, Ltd.,
                                                              a manufacturing company (1992-1999); Chairman,
                                                              International Retail Services Group, Ltd.
                                                              (1995-1999); Executive Vice President, Arandell
                                                              Schmidt Co., a catalog printer company (1984-1987);
                                                              various positions, Arthur Andersen & Co. (1957-1964,
                                                              1967-1984), most recently serving as Partner
                                                              (1969-1984); Secretary of Administration, State of
                                                              Wisconsin (1965-1967)

Stephen A. Roell                      Director                Senior Vice President and Chief Financial Officer,
5757 N. Green Bay Avenue                                      Johnson Controls, Inc., a manufacturing company,
Milwaukee, WI  53201                                          since 1998; Vice President and Chief Financial
(DOB 12/21/49)                                                Officer, Johnson Controls, Inc. (1991-1998);
                                                              Corporate Controller and Assistant Secretary, Johnson
                                                              Controls, Inc. (1990-1991)

Mary Ellen Stanek                     President               Managing Director and Chief Financial Officer, the
777 East Wisconsin Avenue                                     Advisor since March 2000; President and CEO, Firstar
Milwaukee, WI  53202                                          Investment Research & Management Company, LLC
(DOB 4/18/56)                                                 ("Firstar") (November 1998-February 2000); President
                                                              and Chief Operating Officer, Firstar (March
                                                              1994-November 1998); Executive Vice President,
                                                              Firstar (July 1990-March  1994); Vice President and
                                                              Director of Fixed Income Services, Firstar  Trust
                                                              Company Services (May 1983-July 1990); Portfolio
                                                              Manager, Firstar Trust Company (April 1979-July
                                                              1990)

Joel D. Vrabel                        Senior Vice President   Senior Vice President and Portfolio Manager, the
777 East Wisconsin Avenue                                     Advisor since January 1995; Vice President, Campbell,
Milwaukee, WI  53202                                          Newman, Pottinger & Associates, Inc. (May
(DOB 6/2/49)                                                  1991-January 1995); Vice President, Kennedy
                                                              Associates, Inc. (August 1985-April 1991); President,
                                                              Ziegler & Vrabel Investment Advisors (August
                                                              1983-July 1985)

Glen F. Hackmann                      Vice President          Secretary, General Counsel and Managing Director, the
777 East Wisconsin Avenue                                     Advisor (September 1984-present)
Milwaukee, WI  53202
(DOB 4/30/41)

Russell P. Schwei                     Vice President          Operations Director, the Advisor since December 1999;
777 East Wisconsin Avenue                                     Chief Financial Officer and Managing Director, the
Milwaukee, WI  53202                                          Advisor (February 1999-December 1999); Managing
(DOB 6/2/59)                                                  Director, the Advisor (January 1997-present); Senior
                                                              Vice President, the Advisor (January 1996-January
                                                              1997); First Vice President (June 1984-January 1996)

Leonard M. Rush                       Treasurer               Chief Financial Officer, the Advisor since January
777 East Wisconsin Avenue                                     2000; Assistant Treasurer, FMR Company, a mutual
Milwaukee, WI  53202                                          funds company (April 1994-December 1999); Chief
(DOB 1/2/46)                                                  Compliance Officer, FMR Corporation, a holding
                                                              company (March 1993-April 1994); Chief Financial
                                                              Officer, Fidelity Brokerage Services Inc. (October
                                                              1990-March 1993)

Brett R. Meili                        Secretary               Associate General Counsel, the Advisor since April
777 East Wisconsin Avenue                                     1999; Senior Counsel, Strong Capital Management, Inc.
Milwaukee, WI  53202                                          (January 1996-April 1999); Senior Counsel, Blue Cross
(DOB 4/27/62)                                                 Blue Shield United of Wisconsin (November
                                                              1993-December 1995); Attorney, Godfrey & Kahn, S.C.
                                                              (August 1990-November 1993)

Lisa L. Kollmeyer                     Assistant Secretary     Senior Paralegal, the Advisor since April 2000;
777 East Wisconsin Avenue                                     Senior Paralegal, Strong Capital Management (April
Milwaukee, WI  53202                                          1995-April 2000); Paralegal, Godfrey & Kahn, S.C.
(DOB 12/28/66)                                                (February 1992-April 1995)

Christine P. Gray                     Assistant Treasurer     Compliance Officer, Firstar Mutual Fund Services, LLC
615 East Michigan Street                                      since December 1998; Attest Services In-Charge, KPMG
Milwaukee, WI  53202                                          LLP (July 1996 - December 1998); Associate, B.C.
(DOB 11/27/74)                                                Holdings Inc. (January 1994 - June 1996)
------------------------------------- ----------------------- -------------------------------------------------------

         The disinterested members of the Company's Board receive the following compensation:

------------------  ------------------- -----------------------
Name                Aggregate           Total Compensation
                    Compensation From   from Company Paid to
                    Company(1)          Directors
------------------  ------------------- -----------------------
John W. Feldt         $7,167               $7,167

George C. Kaiser      $7,167               $7,167

Stephen A. Roell      $7,167               $7,167
------------------  ------------------- -----------------------

(1) Compensation is for the fiscal period September 29, 2000 through December 31, 2000. Compensation for the fiscal year ended December 31, 2001 is estimated to be $14,000 for each disinterested member of the Company's Board.

         As of _____________, 2001, Directors and Officers of the Company did not beneficially own any of the shares of common stock of either Fund's then outstanding shares.


                             PRINCIPAL SHAREHOLDERS

         As of _____________, 2001, there are no control persons or principal shareholders of the Funds. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Company.


                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Funds may engage in short-term trading to achieve their respective investment objectives.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

         Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

         Fixed income securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Fund's interests.

         The Investment Advisory Agreement (the "Agreement") between the Company and the Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the most favorable prices and at reasonable commission rates. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, the Agreement authorizes the Advisor to cause the Funds to pay a broker/dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to it by the Funds. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. Research services furnished by firms through which the Funds effect securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiaries of the research or services received as a result of portfolio transactions effected for such other account.

         Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor, or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal. In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person is a member, except to the extent permitted by the SEC.

         Investment decisions for each Fund are made independently from those for other accounts advised or managed by its Advisor. Such other accounts may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in executing transactions.


                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISORY SERVICES

         On August 14, 2000 (Horizon  Growth Fund) and December 20, 2000 (MidCap
Fund), the Board (including at least a majority of the disinterested Directors) and the shareholders of the Funds approved investment advisory agreements (the "Advisory Agreements") pursuant to which Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, WI 53202, furnishes continuous investment advisory services and management to the Funds. The Advisor is an investment advisory firm formed in the state of Wisconsin on December 29, 1919. In its Advisory Agreements, the Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for a Fund.

         The Advisory Agreements terminate in the event of its assignment and generally may be terminated by either party if certain conditions are met, without penalty, on 60 days notice. The Advisory Agreements will continue in effect until September 29, 2002 (Horizon Growth Fund) and December 31, 2002 (MidCap Fund) (unless sooner terminated) and thereafter for successive one-year periods so long as they are approved annually (a) by the vote of a majority of the disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board or by the vote of the shareholders as described under "Miscellaneous" below.

         As described in the Prospectus, the Advisor has contractually agreed to limit the total expenses of the Horizon Growth Fund and MidCap Fund to an annual rate of 0.75%and 1.25%, respectively, for the Institutional Class and 1.00% and 1.50%, respectively, for the Investor Class, through December 31, 2002. Pursuant to the Advisory Agreements, the Advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Funds are not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

         As compensation for its advisory services, the Horizon Growth Fund and the MidCap Fund pay to the Advisor a monthly management fee at the annual rate of 0.65% and 0.75%, respectively, of the average daily net asset value of the applicable Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Funds.

CODE OF ETHICS

         The Company, the Advisor, and the Distributor have each adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics govern the personal securities transactions of directors, officers, managers, members, and employees who may have access to current trading information of the Funds. These Codes of Ethics permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds. These Codes of Ethics include reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

FUND ADMINISTRATION

         Firstar Mutual Fund Services, LLC provides administrative personnel and services (including blue-sky services) to the Company and the Funds. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Funds and the Company.

FINANCIAL INTERMEDIARIES

         From time to time, the Funds may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Funds to their customers or other persons who beneficially own interests in the Funds, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated prospectuses, other communications regarding the Funds, and related services as the Funds or the intermediaries' customers or such other persons may reasonably request. In such cases, to the extent paid by the Funds, the Funds will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in a Fund.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, 45202, serves as custodian of each Fund's assets. Under the Custody Agreement, Firstar Bank, N.A. has agreed to (i) maintain separate accounts in the name of each Fund, (ii) make receipts and disbursements of money on behalf of the Funds, (iii) collect and receive all income and other payments and distributions on account of each Fund's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Company concerning the Funds' operations. Firstar Bank, N.A. may, at its own expense, open and maintain a custody account or accounts on behalf of the Funds with other banks or trust companies, provided that Firstar Bank, N.A. shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.

TRANSFER AGENT

         Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Servicing Agreement. As transfer and dividend disbursing agent, Firstar Mutual Fund Services, LLC has agreed to (i) issue and redeem shares of the Funds, (ii) make dividend and other distributions to shareholders of the Funds, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to the Funds.

FUND ACCOUNTING

         In addition, the Funds have entered into a Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC pursuant to which Firstar Mutual Fund Services, LLC has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds.


                                   DISTRIBUTOR

         Robert W. Baird & Co. Incorporated also serves as the principal distributor for shares of the Funds pursuant to a Distribution Agreement with the Company dated as of September 26, 2000 (the "Distribution Agreement") as amended December 29, 2000 (for the MidCap Fund). The Advisor is registered as a broker/dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). The offering of each Fund's shares is continuous. The Distribution Agreement provides that the Advisor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute each Fund's shares.


                                DISTRIBUTION PLAN

PLAN

         The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by a Fund in connection with the distribution of Investor Class Shares at an annual rate of 0.25% of the Fund's average daily net asset value. Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Investor Class's expenses from what they would otherwise be. A Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund's net assets.

         Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the disinterested Directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the disinterested Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

INTERESTS OF CERTAIN PERSONS

         With the exception of the Advisor, in its capacity as each Fund's investment advisor and principal underwriter of Fund shares, no "interested person" of a Fund, as defined in the 1940 Act, and no director of the Company who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any related agreement.

ANTICIPATED BENEFITS TO THE FUNDS

         The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits;
(d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Funds; and (f) the possible benefits of the Plan to any person relative to those of the Funds.

         Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Investor Class and its shareholders in at least one or several potential ways. Specifically, the Board concluded that the Distributor and any recipients would have little or no incentive to incur promotional expenses on behalf of the Investor Class if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Investor Class. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Investor Class shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Distributor and recipients of payments under the Plan to sell Investor Class shares which should result in certain economies of scale.

         While there is no assurance that the expenditure of Investor Class assets to finance distribution of Investor Class shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Investor Class, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.


                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

         PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin, 53202, has been selected as the independent accountants of the Company. As such, it is responsible for auditing the financial statements of the Funds.

         The Annual Report for the Funds that is attached to this SAI contains the following audited financial information:

     1.  Schedule of Investments in Securities.
     2.  Statements of Assets and Liabilities.
     3.  Statements of Operations.
     4.  Statements of Changes in Net Assets.
     5.  Financial Highlights.
     6.  Notes to Financial Statements.
     7.  Report of Independent Accountants.

                                     COUNSEL

         Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, WI 53202, serves as counsel to the Company and will pass upon the legality of the shares offered by the Funds' Prospectus.


                            PERFORMANCE CALCULATIONS

         From  time to time,  the total  return of  Investor  Class  Shares  and
Institutional  Class  Shares  of the  Funds  may be  quoted  in  advertisements,
shareholder  reports  or  other  communications  to  shareholders.   Performance
information is generally available by calling the Funds (toll-free) at 1-866-44BAIRD.

TOTAL RETURN CALCULATIONS

         Each Fund computes "average annual total return" separately for its Investor Class Shares and Institutional Class Shares. Average annual total return reflects the average annual percentage change in value of an investment in shares of a series over the measuring period. This is computed by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular class to the ending redeemable value of such investment in the class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:


                                    P(1 + T)n  = ERV

                   Where:

                   P =              hypothetical initial payment of $1,000.

                   T =              average annual total return.

                   n =              number of years.

                   ERV= ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.


         The Funds may compute aggregate total return, which reflects the total percentage change in value over the measuring period. Each Fund computes the aggregate total returns separately for the Investor Class Shares and Institutional Class Shares by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular class to the ending redeemable value of such investment in the class. The formula for calculating aggregate total return is as follows:

                                 ERV
                           T = [(-----) - 1]
                                    P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

COMPARISON

         The total return of a Fund's shares may be compared in publications to those of other mutual funds with similar investment objectives and to relevant indices, to rankings, or other information prepared by independent services or other financial or industry publications that monitor the performance of mutual funds or to investments for which reliable performance data is available. For example, the total return of a Fund's shares may be compared to data prepared by Lipper Analytical Services, Inc. The total return of a Fund's shares may be compared to the S&P 500 Index; the Russell 2000 Index; and the Consumer Price Index. Total return data as reported in national financial publications, such as Money Magazine, Forbes, Barron's, Morningstar Mutual Funds, Mutual Funds Magazine, Kiplinger's Personal Finance Magazine, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of each Fund.

         Performance quotations represent past performance, and should not be considered as representative of future results. Performance assumes the reinvestment of all net investment income and capital gains and reflects fee waivers. In the absence of fee waivers, performance would be reduced. The investment return and principal value of an investment in a Fund's class of shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for a Fund cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Investors should remember that performance is generally a function of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by institutions directly to their customer accounts in connection with investments in a Fund will not be included in the Fund's calculations of total return and will reduce the total return received by the accounts.

         Each Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund's investments are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. Each Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Advisor as to market, economic, trade and interest trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. Each Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, treasury bills and shares of each Fund. In addition, advertisement or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other materials which highlight or summarize the information discussed in more detail therein.


                               PERFORMANCE HISTORY

         Because the Funds are new, no performance history is provided in this SAI.



                                   APPENDIX A


COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

         "A-1" - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

         "A-3" - Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         "B" - Issues rated 'B' are regarded as having only speculative capacity for timely payment.

         "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         "D" - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

         Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade to indicate the relative repayment ability of rated issuers:

         "Prime-1" - Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Fitch's short-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

         Short-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1       HIGHEST CREDIT QUALITY. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2       GOOD CREDIT QUALITY. A satisfactory  capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3       FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B        SPECULATIVE.  Minimal capacity for timely  payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C        HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D        DEFAULT. Denotes actual or imminent payment default.

NOTES:   "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to Short-term ratings other than `F1'. `NR' indicates that Fitch does not rate the issuer or issue in question. `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced. Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         Thomson Bank Watch assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BankWatch Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.

         Thomson Bank Watch ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

        |X|   Government guarantees

        |X|   Government or quasi-government ownership or control

        |X|   The degree of concentration in the banking system

        |X|   Government precedent

          As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail' but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

         These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

"TBW-1"                                                                   "LC-1"
The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2"                                                                   "LC-2"
The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

"TBW-3"                                                                   "LC-3"
The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4"                                                                   "LC-4"
The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

STANDARD & POOR'S

         Standard & Poor's issue credit ratings based in varying degrees, on the following considerations:

        1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
        2.  Nature of and provisions of the obligation; and
        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "BB," "B," "CCC," "CC," And "C" - Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

         The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "c" - The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

         "p" - The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         * - Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         "r"- The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

          N.R. - NOT RATED - Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         Moody's uses the following categories for long-term obligations.

         "Aaa" - Bonds that are rated "Aaa" to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds that are rated "Baa" considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Fitch's long-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these long-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

         Long-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INVESTMENT GRADE

AAA          HIGHEST CREDIT QUALITY.  'AAA' ratings  denote the lowest
expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA           VERY HIGH CREDIT  QUALITY.  'AA'  ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A            HIGH CREDIT QUALITY.  'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB          GOOD CREDIT  QUALITY.  'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB           SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B            HIGHLY SPECULATIVE.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D   DEFAULT.  The ratings of  obligations  in this  category are based on their prospects for achieving  partial or full recovery in a  reorganization
or liquidation  of  the  obligor.   While  expected   recovery  values  are
highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
'DD' indicates potential recoveries in the range of 50%-90%, and 'D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect for repaying all obligations.

NOTES:   "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, or to categories below 'CCC'.

'NR' indicates that Fitch does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         Long-Term Debt Ratings assigned by Thomson Financial BankWatch also weigh heavily government ownership and support. The quality of both the company's management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what we believe are short-term performance aberrations.

         Long-Term Debt Ratings can be restricted to local currency debt - ratings will be identified by the designation LC. In addition, Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. BankWatch Long-Term Debt Ratings are based on the following scale:

Investment Grade

"AAA"                                                                   "LC-AAA"
Indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA"                                                                     "LC-AA"
Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

"A"                                                                       "LC-A"
Indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB"                                                                   "LC-BBB"
The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. "BBB" issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest

"BB"                                                                     "LC-BB"
While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

"B"                                                                       "LC-B"
Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

"CCC"                                                                   "LC-CCC"
Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

"CC"                                                                     "LC-CC"
"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

"D"                                                                       "LC-D"
Default.



                                BAIRD FUNDS, INC.
                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)      ARTICLES OF INCORPORATION(1)
              (i) Amendment of Articles of Incorporation dated
                  December 29, 2000(3)
(b)      BYLAWS(1)
(c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS-- Incorporated by reference to the Articles of Incorporation and Bylaws.

(d)      ADVISORY AGREEMENT(2)
                (i)   Exhibit E to Investment Advisory Agreement(3)

                (ii)  Exhibit F to Investment Advisory Agreement(3)

                (iii) Exhibit G to Investment Advisory Agreement(3)

(e)      UNDERWRITING AGREEMENT(1)
                (i)   Exhibit G to Distribution Agreement(3)

(f)      BONUS OR PROFIT SHARING CONTRACTS - Not applicable.
(g)      CUSTODY AGREEMENT(1)
(h)      OTHER MATERIAL CONTRACTS
                (i)   Administration Agreement(2)
                (ii)  Fund Administration Servicing Agreement(1)
                (iii) Transfer Agent Servicing Agreement(1)
                (iv)  Fund Accounting Servicing Agreement(1)
                (v)   Fulfillment Servicing Agreement(3)

(i)      OPINION AND CONSENT OF COUNSEL - To be filed by amendment.
(j)      CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS - To be filed by amendment.
(k)      OMITTED FINANCIAL STATEMENTS - Not applicable.
(l)      AGREEMENT RELATING TO INITIAL CAPITAL(2)
(m)      RULE 12B-1 PLAN(3)
(n)      RULE 18F-3 PLAN(3)
(o)      RESERVED.
(p)      CODE OF ETHICS
                (i)   Advisor(1)
                (ii)  Company(1)

     (1)  Incorporated by reference to Registrant's Pre-Effective Amendment
          No. 1 Filing of the Registration Statement filed August 29, 2000.
     (2)  Incorporated by reference to Registrant's Pre-Effective Amendment
          No. 2  Filing of the Registration Statement filed September 25, 2000.
     (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 Filing of the Registration Statement filed December 22, 2000.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION.

         Reference is made to Article VII of the Registrant's Bylaws.

         Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

          Robert W. Baird & Co. Incorporated serves as the investment advisor for the Registrant. The business and other connections of Robert W. Baird & Co. Incorporated are set forth in the Uniform Application for Investment Advisor Registration ("Form ADV") of Robert W. Baird & Co. Incorporated as filed with the SEC and incorporated by reference herein.

ITEM 27.  PRINCIPAL UNDERWRITER.

     (a) Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, also acts as principal underwriter for Mason Street Funds, Inc.

     (b) To the best of Registrant's knowledge, the directors and executive officers of Robert W. Baird & Co. Incorporated are as follows:


Name and Principal       Position and Offices with                  Positions and Offices with
Business Address         Robert W. Baird & Co. Incorporated         Registrant
------------------------ ------------------------------------------ ------------------------------
G. Frederick Kasten, Jr. Director and Chairman of the Board         Director and Chairman of the
                                                                    Board
------------------------ ------------------------------------------ ------------------------------
Paul E. Purcell          President and Chief Executive Officer      None
------------------------ ------------------------------------------ ------------------------------
Glen F. Hackmann         Secretary, General Counsel, Managing       Vice President
                         Director
------------------------ ------------------------------------------ ------------------------------
James D. Bell            Managing Director                          None
------------------------ ------------------------------------------ ------------------------------
Paul J. Carbone          Managing Director                          None
------------------------ ------------------------------------------ ------------------------------
Bryce P. Edwards         Managing Director                          None
------------------------ ------------------------------------------ ------------------------------
Harold C. Elliott        Managing Director                          None
------------------------ ------------------------------------------ ------------------------------
Keith A. Kolb            Managing Director                          None
------------------------ ------------------------------------------ ------------------------------
Patrick S. Lawton        Managing Director                          None
------------------------ ------------------------------------------ ------------------------------
William W. Mahler        Managing Director                          None
------------------------ ------------------------------------------ ------------------------------
Terrance P. Maxwell      Managing Director                          None
------------------------ ------------------------------------------ ------------------------------
Leonard M. Rush          Managing Director and Chief Financial      Treasurer
                         Officer
------------------------ ------------------------------------------ ------------------------------
Michael J. Schroder      Managing Director                          None
------------------------ ------------------------------------------ ------------------------------
Russell P. Schwei        Managing Director                          Vice President
------------------------ ------------------------------------------ ------------------------------
Mary Ellen Stanek        Managing Director and Chief Investment     President
                         Officer
------------------------ ------------------------------------------ ------------------------------
John E. Sundeen          Senior Vice President and Compliance       Compliance Officer
                         Director
------------------------ ------------------------------------------ ------------------------------
Robert J. Venable        Managing Director                          None
------------------------ ------------------------------------------ ------------------------------
Dominick P. Zarcone      Managing Director                          None
------------------------ ------------------------------------------ ------------------------------
Jeffery F. Freiburger    Deputy Compliance Director                 None
------------------------ ------------------------------------------ ------------------------------
The address of each of the foregoing is 777 East  Wisconsin  Avenue,  Milwaukee,
Wisconsin, 53202.
--------------------------------------------------------------------------------------------------

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                          Are located at:
-------------------                           ---------------
Registrant's Fund Accounting,                 Firstar Mutual Fund Services, LLC
Fund Administrator andTransfer Agent          615 East Michigan Street
                                              Milwaukee, WI  53202

Registrant's Investment Advisor               Robert W. Baird & Co. Incorporated
                                              777 East Wisconsin Avenue
                                              Milwaukee, WI 53202

Registrant's Custodian                        Firstar Bank, N.A.
                                              425 Walnut Street
                                              Cincinnati, OH  54202

ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A AND B.

          Not applicable.

ITEM 30.  UNDERTAKINGS.

          The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 2nd day of March, 2001.

                                BAIRD FUNDS, INC.


                              By:  /s/ Brett R. Meili
                              ---------------------------
                                    Brett R. Meili
                                    Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A has been signed below on March 2, 2001 by the following persons in the capacities indicated.

Signature                               Title


/s/ John W. Feldt*                      Director
------------------
John W. Feldt

/s/ Stephen A. Roell*                   Director
---------------------
Stephen A. Roell

/s/ George C. Kaiser*                   Director
---------------------
George C. Kaiser

/s/ G. Frederick Kasten, Jr.*           Director
-----------------------------
G. Frederick Kasten, Jr.

*  By:  /s/ Brett R. Meili
        -------------------
             Brett R. Meili
             Attorney in fact